Average Annual Total Returns (Invesco V.I. Government Securities Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Aggregate Index
Average Annual Total Returns
Label	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Barclays Capital U.S. Government Index
Average Annual Total Returns
Label	Barclays Capital U.S. Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.52%
5 Years	5.45%
10 Years	5.42%
Lipper VUF General U.S. Government Funds Index
Average Annual Total Returns
Label	Lipper VUF General U.S. Government Funds Index
1 Year	6.07%
5 Years	5.02%
10 Years	5.08%
Shares I shares, Invesco V.I. Government Securities Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/05/93)
Inception Date	May 05, 1993
1 Year	5.40%
5 Years	5.44%
10 Years	4.82%